SHARE-BASED COMPENSATION (Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			203,721	318,094	9,842
Compensation expense			$ 516	$ (65)	$ 726
Options outstanding			547,322	422,784	208,222	207,769
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	[1]		$ 95	$ (299)	$ 610
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			166
Chief Executive Officer [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			5
Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			66
Certain Officers [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 5
June 22 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation income		$ 587
June 22 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					11,302
Vesting percentage					25.00%
May 06, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			20,814
Fair value of options on grant date			$ 2.01
Exercise price			$ 2.68
Vesting period			3 years
May 06, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			10,230
August 05, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			30,338
Fair value of options on grant date			$ 1.48
Exercise price			$ 2.15
Vesting period			3 years
August 05, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			10,230
November 04, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			22,930
Fair value of options on grant date			$ 1.37
Exercise price			$ 1.85
Vesting period			3 years
November 04, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			10,230
December 12 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			92,599
Exercise price			$ 1.93
Vesting period			3 years
Vesting percentage			33.00%
Additional vesting percentage			8.33%
December 12 [Member] | Certain Officers [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			37,040
Exercise price			$ 1.93
Vesting period			3 years
Vesting percentage			33.00%
Additional vesting percentage			8.33%
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years
Fair value of options on grant date			$ 1.31	$ 2.77	$ 12.48
Increase in shares available for grant				1,205,594
Options expiring during period		49,965
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options on grant date			$ 1.52	$ 3.31	$ 1.91
Compensation cost not yet recognized			$ 544	$ 964	$ 633
Options outstanding			99,530	109,469	44,473
RSU's expiring during period		11,302
RSUs [Member] | June 22 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					6,146
Compensation cost not yet recognized					$ 255
Vesting period					4 years
Vesting percentage					25.00%
RSUs [Member] | June 22 [Member] | Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized					$ 138
RSUs [Member] | August 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted					24,951
Exercise price					$ 22.36
Compensation expense estimation for the grant date					$ 551
RSUs [Member] | August 3 [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					15.00%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					22.50%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					22.50%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					40.00%
RSUs [Member] | December 12 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			39,685
Vesting period			3 years
Vesting percentage			33.00%
Additional vesting percentage			8.33%
RSUs [Member] | December 12 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted			15,875
Vesting period			3 years
Vesting percentage			33.00%
Additional vesting percentage			8.33%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant			344,688
Increase in shares available for grant			870,261

[1]	The income recorded during 2018 is mainly due to the forfeiture of the former CEO's unvested options and RSUs.